Intangible assets and goodwill - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	$ 994,881
Intangible assets other than goodwill, ending balance	784,348
Additions to intangible assets	201,581	$ 133,049
Impairment expense, net of reversals	739,347
Investing Activities
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cash-settled additions	71,152	93,134
Additions to intangible assets	201,581	133,049
Investing Activities | Trade payables and trade payables - related parties
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions to intangible assets	130,429	39,915
Internally developed IP
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	122,541
Intangible assets other than goodwill, ending balance	206,405
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	7,285
Intangible assets other than goodwill, ending balance	8,397
Acquired IP
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	865,055
Intangible assets other than goodwill, ending balance	569,546
Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	2,277,814	2,158,317
Additions	158,394	141,823
Reclassifications	0
Effect of foreign currency exchange rate differences	315,645	(102,610)
Intangible assets other than goodwill, ending balance	2,751,853	2,197,530
Acquisition cost | Internally developed IP
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	455,029	310,450
Additions	73,747	81,434
Reclassifications	0
Effect of foreign currency exchange rate differences	77,232	(16,575)
Intangible assets other than goodwill, ending balance	606,008	375,309
Acquisition cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	11,665	11,380
Additions	760	356
Reclassifications	(3)
Effect of foreign currency exchange rate differences	1,874	(842)
Intangible assets other than goodwill, ending balance	14,296	10,894
Acquisition cost | Acquired IP
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,811,120	1,836,487
Additions	83,887	60,033
Reclassifications	3
Effect of foreign currency exchange rate differences	236,539	(85,193)
Intangible assets other than goodwill, ending balance	2,131,549	1,811,327
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(1,282,933)	(790,058)
Effect of foreign currency exchange rate differences	(152,967)	26,115
Amortization expense	(4,141)	(3,855)
Amortization expense capitalized into inventory	(32,958)	(11,597)
Impairment loss	(494,506)
Intangible assets other than goodwill, ending balance	(1,967,505)	(779,395)
Accumulated amortization and impairment | Internally developed IP
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(332,488)	(18,789)
Effect of foreign currency exchange rate differences	(52,214)	1,027
Amortization expense	0	0
Amortization expense capitalized into inventory	(1,193)	(299)
Impairment loss	(13,708)
Intangible assets other than goodwill, ending balance	(399,603)	(18,061)
Accumulated amortization and impairment | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(4,380)	(1,548)
Effect of foreign currency exchange rate differences	(588)	104
Amortization expense	(931)	(689)
Amortization expense capitalized into inventory	0	0
Impairment loss	0
Intangible assets other than goodwill, ending balance	(5,899)	(2,133)
Accumulated amortization and impairment | Acquired IP
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(946,065)	(769,721)
Effect of foreign currency exchange rate differences	(100,165)	24,984
Amortization expense	(3,210)	(3,166)
Amortization expense capitalized into inventory	(31,765)	(11,298)
Impairment loss	(480,798)
Intangible assets other than goodwill, ending balance	$ (1,562,003)	$ (759,201)